Note 9 - Financial Instruments - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Derivatives not designated as hedging instruments, gain (loss)	$ 2,565,250	$ 1,475,799
Not Designated as Hedging Instrument [Member]
Derivatives not designated as hedging instruments, gain (loss)	2,565,250	1,475,799
Not Designated as Hedging Instrument [Member] | Interest Rate Swap Contracts, Unrealized Gain (Loss) [Member]
Derivatives not designated as hedging instruments, gain (loss)	(1,766,446)	1,186,478
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Realized (Loss) / Gain [Member]
Derivatives not designated as hedging instruments, gain (loss)	1,843,366	(193,349)
Not Designated as Hedging Instrument [Member] | Freight Forward Agreements, Unrealized Gain (Loss) [Member]
Derivatives not designated as hedging instruments, gain (loss)	(40,830)	482,670
Not Designated as Hedging Instrument [Member] | Freight Forward Agreements, Realized Gain (Loss) [Member]
Derivatives not designated as hedging instruments, gain (loss)	$ 2,529,160